Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 23, 2011
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 23, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

MainStay ICAP Global Fund (Prospectus Summary): | MainStay ICAP Global Fund
MainStay ICAP Global Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay ICAP Global Fund (Prospectus Summary): | MainStay ICAP Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Global Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay ICAP Global Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICGNX
MainStay ICAP Global Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICGLX
MainStay ICAP Global Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICGCX
MainStay ICAP Global Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICGRX

MainStay Intermediate Term Bond Fund (Prospectus Summary): | MainStay Intermediate Term Bond Fund
MainStay Intermediate Term Bond Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay Intermediate Term Bond Fund (Prospectus Summary): | MainStay Intermediate Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Intermediate Term Bond Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay Short Term Bond Fund (Prospectus Summary): | MainStay Short Term Bond Fund
MainStay Short Term Bond Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay Short Term Bond Fund (Prospectus Summary): | MainStay Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Short Term Bond Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay 130/30 Core Fund (Prospectus Summary): | MainStay 130/30 Core Fund
MainStay 130/30 Core Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay 130/30 Core Fund (Prospectus Summary): | MainStay 130/30 Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay 130/30 Core Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay 130/30 Core Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCNX
MainStay 130/30 Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCTX
MainStay 130/30 Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCCX
MainStay 130/30 Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCIX

MainStay 130/30 International Fund (Prospectus Summary): | MainStay 130/30 International Fund
MainStay 130/30 International Fund

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
MainStay 130/30 International Fund (Prospectus Summary): | MainStay 130/30 International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay 130/30 International Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay 130/30 Core Fund	MainStay 130/30 International Fund	MainStay Balanced Fund
MainStay Common Stock Fund	MainStay Government Fund	MainStay MAP Fund
MainStay ICAP Global Fund	MainStay Intermediate Term Bond Fund	MainStay International Equity Fund
MainStay Short Term Bond Fund		MainStay Tax Free Bond Fund

Supplement dated December 23, 2011 (���Supplement���) to the Summary Prospectuses

and Prospectuses, each dated February 28, 2011, as supplemented

At a meeting held on December 14, 2011, each Fund���s Board of Trustees , including the Independent Trustees, approved the following changes to each Fund���s investment objective, effective February 28, 2012:

Fund Name	Current Investment Objective	New Investment Objective
MainStay 130/30 Core Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay 130/30 International Fund	The Fund seeks to provide long-term growth of capital, with income as a secondary objective.	The Fund seeks to provide long-term growth of capital.
MainStay Balanced Fund	The Fund seeks high total return.	The Fund seeks total return.
MainStay Common Stock Fund	The Fund seeks long-term growth of capital, with income as a secondary consideration.	The Fund seeks long-term growth of capital.
MainStay Government Fund	The Fund seeks a high level of current income, consistent with safety of principal.	The Fund seeks current income.
MainStay MAP Fund	The Fund seeks long-term appreciation of capital. The Fund also seeks to earn income but this is a secondary objective.	The Fund seeks long-term appreciation of capital.
MainStay ICAP Global Fund	The Fund seeks a superior total return.	The Fund seeks total return.
MainStay Intermediate Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, moderate risk to principal and investment in debt securities.	The Fund seeks total return.
MainStay International Equity Fund

The Fund to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non U.S. equity securities.  Current income is a secondary objective.

The Fund seeks to provide long-term growth of capital.
MainStay Short Term Bond Fund	The Fund seeks to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.	The Fund seeks total return.
MainStay Tax Free Bond Fund	The Fund seeks to provide a high level of current income free from regular federal income tax, consistent with the preservation of capital.	The Fund seeks current income exempt from regular federal income tax.

The revisions to each Fund���s investment objectives will not affect the respective Fund���s principal investment strategies or principal risks.  Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MainStay 130/30 International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
MainStay 130/30 International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
MainStay 130/30 International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
MainStay 130/30 International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX